Intangible Assets - Summary of goodwill was tested and no provision for impairment losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Goodwill Tested [Line Items]
Goodwill	R$ 555,175	R$ 162,290
Compass
Disclosure Of Goodwill Tested [Line Items]
Goodwill	287,866	0
SPS
Disclosure Of Goodwill Tested [Line Items]
Goodwill	162,290	162,290
Lacan
Disclosure Of Goodwill Tested [Line Items]
Goodwill	75,318	0
MAV
Disclosure Of Goodwill Tested [Line Items]
Goodwill	R$ 29,701	R$ 0